Label	Element	Value
Innovator Equity Defined Protection ETF - 1 Yr September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: 5.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.40%
Innovator Equity Defined Protection ETF - 1 Yr September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: 563.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Innovator Equity Defined Protection ETF - 1 Yr September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: 606.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.00%)